T. ROWE PRICE All-Cap Opportunities Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.3%
COMMUNICATION SERVICES  10.3%
Entertainment  3.2%
Netflix (1) 363,857 258,073
Sea, ADR (1) 1,144,552 107,908
Spotify Technology (1) 298,519 110,013
475,994
Interactive Media & Services  6.1%
Alphabet, Class C  2,077,174 347,282
Meta Platforms, Class A  962,097 550,743
898,025
Wireless Telecommunication Services  1.0%
T-Mobile U.S.  712,485 147,028
147,028
Total Communication Services 1,521,047
CONSUMER DISCRETIONARY  11.2%
Automobiles  1.4%
Ferrari  119,300 56,084
Tesla (1) 602,400 157,606
213,690
Broadline Retail  2.9%
Amazon.com (1) 2,107,375 392,667
MercadoLibre (1) 21,135 43,368
436,035
Distributors  0.1%
Pool  39,000 14,695
14,695
Hotels, Restaurants & Leisure  2.5%
Chipotle Mexican Grill (1) 1,057,700 60,945
Marriott International, Class A  412,898 102,646
Planet Fitness, Class A (1) 1,593,001 129,384
Starbucks  844,100 82,291
375,266
Leisure Products  0.0%
Rad Power Bikes, Class A, Acquisition Date: 9/16/21,
Cost $17,747 (1)(2)(3) 1,851,771 370
370
Specialty Retail  4.2%
Carvana (1) 995,365 173,303

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Floor & Decor Holdings, Class A (1) 465,001 57,739
Home Depot  667,987 270,668
Ross Stores  790,900 119,039
620,749
Textiles, Apparel & Luxury Goods  0.1%
On Holding, Class A (1) 322,773 16,187
16,187
Total Consumer Discretionary 1,676,992
CONSUMER STAPLES  4.5%
Beverages  2.1%
Celsius Holdings (1) 1,229,825 38,567
Coca-Cola  3,723,184 267,548
306,115
Household Products  2.3%
Colgate-Palmolive  589,642 61,211
Procter & Gamble  1,644,918 284,900
346,111
Personal Care Products  0.1%
Estee Lauder, Class A  72,220 7,200
7,200
Total Consumer Staples 659,426
ENERGY  2.6%
Energy Equipment & Services  0.2%
Seadrill (1) 719,103 28,577
28,577
Oil, Gas & Consumable Fuels  2.4%
Exxon Mobil  1,622,900 190,236
Permian Resources  7,233,582 98,449
Southwestern Energy (1) 8,292,825 58,962
347,647
Total Energy 376,224
FINANCIALS  12.6%
Banks  3.9%
Bank of America  7,266,500 288,335
Citigroup  1,812,090 113,437
JPMorgan Chase  261,056 55,046
Western Alliance Bancorp  1,333,892 115,368
572,186

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Finance  0.7%
American Express  395,651 107,301
107,301
Financial Services  5.2%
Apollo Global Management  649,089 81,078
Fiserv (1) 724,973 130,241
Global Payments  2,141,025 219,284
Visa, Class A  1,231,092 338,489
769,092
Insurance  2.8%
Chubb  780,726 225,154
Marsh & McLennan  855,500 190,853
416,007
Total Financials 1,864,586
HEALTH CARE  14.0%
Biotechnology  1.6%
Argenx, ADR (1) 194,598 105,488
Immunocore Holdings, ADR (1) 520,451 16,202
Insmed (1) 937,200 68,415
Natera (1) 141,898 18,014
Soleno Therapeutics (1) 335,722 16,950
Vaxcyte (1) 96,918 11,075
236,144
Health Care Equipment & Supplies  1.6%
Edwards Lifesciences (1) 543,200 35,846
IDEXX Laboratories (1) 103,257 52,167
Intuitive Surgical (1) 204,976 100,699
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,144 (1)
(2)(3) 2,428,492 996
Stryker  146,544 52,940
242,648
Health Care Providers & Services  4.3%
Cencora  684,988 154,177
Elevance Health  370,400 192,608
Molina Healthcare (1) 216,803 74,702
UnitedHealth Group  362,800 212,122
633,609
Life Sciences Tools & Services  3.2%
ICON (1) 591,825 170,037
Repligen (1) 377,355 56,158

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Thermo Fisher Scientific  408,000 252,377
478,572
Pharmaceuticals  3.3%
AstraZeneca, ADR  1,018,022 79,314
Eli Lilly  392,209 347,474
Merck  479,747 54,480
481,268
Total Health Care 2,072,241
INDUSTRIALS & BUSINESS SERVICES  12.4%
Aerospace & Defense  2.5%
Airbus (EUR)  314,691 46,057
General Electric  1,239,898 233,820
Howmet Aerospace  740,274 74,212
Loar Holdings (1) 286,217 21,349
375,438
Commercial Services & Supplies  0.5%
Waste Connections  449,702 80,416
80,416
Electrical Equipment  0.6%
GE Vernova (1) 334,257 85,229
85,229
Ground Transportation  1.8%
CSX  3,347,000 115,572
Uber Technologies (1) 1,990,549 149,610
265,182
Industrial Conglomerates  1.3%
Roper Technologies  337,691 187,905
187,905
Machinery  1.3%
Deere  126,100 52,625
Dover  435,400 83,484
Middleby (1) 405,088 56,360
192,469
Professional Services  4.4%
Booz Allen Hamilton Holding  723,325 117,728
Dayforce (1) 1,073,939 65,779
Equifax  97,600 28,681
FTI Consulting (1) 866,380 197,153
TransUnion  732,998 76,745
Upwork (1)(4) 7,136,919 74,581

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Verisk Analytics  338,200 90,624
651,291
Total Industrials & Business Services 1,837,930
INFORMATION TECHNOLOGY  25.1%
Semiconductors & Semiconductor Equipment  6.0%
Broadcom  908,620 156,737
NVIDIA  5,114,330 621,084
Taiwan Semiconductor Manufacturing, ADR  649,100 112,729
890,550
Software  11.3%
Adobe (1) 301,000 155,852
BILL Holdings (1) 894,748 47,207
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $6,944 (1)(2)
(3) 4,074 4,526
Fair Isaac (1) 101,787 197,825
Fortinet (1) 735,748 57,057
Microsoft  2,364,791 1,017,570
ServiceNow (1) 123,962 110,870
Synopsys (1) 170,126 86,150
1,677,057
Technology Hardware, Storage & Peripherals  7.8%
Apple  4,932,118 1,149,183
1,149,183
Total Information Technology 3,716,790
MATERIALS  3.2%
Chemicals  0.9%
Linde  270,500 128,991
128,991
Metals & Mining  2.3%
ERO Copper (CAD) (1) 4,777,567 106,364
Reliance  271,400 78,492
Southern Copper  427,265 49,422
Steel Dynamics  625,600 78,876
Warrior Met Coal  452,700 28,927
342,081
Total Materials 471,072
REAL ESTATE  0.3%
Industrial Real Estate Investment Trusts  0.3%
Rexford Industrial Realty, REIT  937,900 47,186
Total Real Estate 47,186

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES  1.1%
Electric Utilities  0.6%
NextEra Energy  1,063,300 89,881
89,881
Multi-Utilities  0.5%
CMS Energy  1,128,900 79,734
79,734
Total Utilities 169,615
Total Common Stocks (Cost $10,178,492) 14,413,109
CONVERTIBLE PREFERRED STOCKS  0.5%
COMMUNICATION SERVICES  0.3%
Interactive Media & Services  0.3%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $7,334 (1)
(2)(3) 148,803 40,841
Total Communication Services 40,841
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $5,689 (1)(2)(3) 702,380 2,556
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $1,286 (1)(2)(3) 164,309 1,415
Total Health Care 3,971
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $10,360 (1)(2)(3) 230,036 3,179
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $4,648 (1)(2)(3) 68,354 931
Total Industrials & Business Services 4,110
INFORMATION TECHNOLOGY  0.1%
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21, Cost $412 (1)(2)(3) 242 269
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $17 (1)(2)(3) 10 11
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $14,266 (1)
(2)(3) 166,137 13,324
Total Information Technology 13,604

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $8,661 (1)(2)(3) 182,704 9,413
Total Materials 9,413
Total Convertible Preferred Stocks (Cost $52,673) 71,939
PREFERRED STOCKS  0.5%
HEALTH CARE  0.5%
Life Sciences Tools & Services  0.5%
Sartorius (EUR)  239,713 67,403
Total Health Care 67,403
Total Preferred Stocks (Cost $83,611) 67,403
SHORT-TERM INVESTMENTS  1.3%
Money Market Funds  1.3%
T. Rowe Price Government Reserve Fund, 4.97% (4)(5) 192,592,826 192,593
Total Short-Term Investments (Cost $192,593) 192,593
Total Investments in Securities  99.6%
(Cost $10,507,369) $ 14,745,044
Other Assets Less Liabilities 0.4% 66,212
Net Assets 100.0% $ 14,811,256

T. ROWE PRICE All-Cap Opportunities Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $77,831 and represents 0.5% of net assets.
(4) Affiliated Companies
(5) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE All-Cap Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Upwork  $ — $ (1,292) $ —
T. Rowe Price Government Reserve Fund,
4.97% — — 6,118
Totals $ —# $ (1,292) $ 6,118+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
Upwork  $ — $ 75,873 $ — $ 74,581
T. Rowe Price Government
Reserve Fund, 4.97% 163,783  ¤  ¤ 192,593
Total $ 267,174^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $6,118 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $268,466.

T. ROWE PRICE All-Cap Opportunities Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price All-Cap Opportunities Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE All-Cap Opportunities Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE All-Cap Opportunities Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE All-Cap Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F60-054Q3 09/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 14,254,796 $ 152,421 $ 5,892 $ 14,413,109
Convertible Preferred Stocks — — 71,939 71,939
Preferred Stocks — 67,403 — 67,403
Short-Term Investments 192,593 — — 192,593
Total $ 14,447,389 $ 219,824 $ 77,831 $ 14,745,044